Note 17 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income tax payable at January 1	$ (419)	$ (163)	$ (1,538)
Current tax expense	(9,051)	(9,492)	(7,311)
Foreign currency movement	583	2,580	3,168
Tax paid	7,426	6,656	5,517
Net income tax payable at December 31	$ (1,461)	$ (419)	$ (163)